Segmental information	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Segmental information
3. Segmental information
Our management structure is based on principal product groups (PG) together with global support functions whose leaders make up the Executive Committee. The Executive Committee members each report directly to our Chief Executive who is the chief operating decision maker (CODM) and is responsible for allocating resources and assessing performance of the operating segments. The CODM’s primary measure of profit is underlying EBITDA. Finance costs and net debt are managed on a Group-wide basis and are therefore excluded from the segmental results.
The Copper reportable segment has been adjusted to reflect a change in management responsibility for the Simandou iron ore project in Guinea (Simandou) to the Chief Technical Officer. As a result, Simandou is now included in "Other Operations", which is below reportable segments in our segmental analysis. Prior period comparatives have been adjusted accordingly.
Our reportable segments are as follows:

Reportable segment	Principal activities
Iron Ore	Iron ore mining and salt and gypsum production in Western Australia.
Aluminium	Bauxite mining; alumina refining; aluminium smelting.
Copper	Mining and refining of copper, gold, silver, molybdenum, other by-products and exploration activities which is the responsibility of the Copper product group chief executive.
Minerals	Includes businesses with products such as borates, titanium dioxide feedstock together with the Iron Ore Company of Canada (iron ore mining and iron concentrate/pellet production). Also includes diamond mining, sorting and marketing and development projects for battery minerals, such as lithium.
3. Segmental information (continued)

	2023			2022 Adjusted(a)
Six months ended 30 June 2023	Segmental revenue(b) US$m	Underlying EBITDA(c) US$m	Capital expenditure(d) US$m	Segmental revenue(b) US$m	Underlying EBITDA(c) US$m	Capital expenditure(d) US$m
Iron Ore	15,600	9,792	1,094	16,610	10,395	1,472
Aluminium	6,263	1,140	597	7,796	2,866	625
Copper	3,487	1,082	917	3,547	1,534	730
Minerals	2,889	689	304	3,403	1,259	268
Reportable segments total	28,239	12,703	2,912	31,356	16,054	3,095
Other Operations	97	(395)	32	107	(125)	9
Inter-segment transactions	(154)	(17)		(149)	(1)
Share of equity accounted units(e)	(1,515)			(1,539)
Central pension costs, share-based payments, insurance and derivatives		167			265
Restructuring, project and one-off costs		(84)			(86)
Central costs		(512)			(397)
Central exploration and evaluation expenditures		(134)			(113)
Proceeds from disposal of property, plant and equipment			8			1
Other items			49			41
Consolidated sales revenue/Purchases of property, plant and equipment and intangible assets	26,667		3,001	29,775		3,146
Underlying EBITDA		11,728			15,597
(a)Comparative information has been adjusted to reflect the movement of the Simandou iron ore project from the "Copper" reportable segment to "Other Operations".
(b)Segmental revenue includes consolidated sales revenue plus the equivalent sales revenue of equity accounted units in proportion to our equity interest (after adjusting for sales to/from subsidiaries). Segmental revenue measures revenue on a basis that is comparable to our underlying EBITDA metric.
(c)Underlying EBITDA (calculated on page F-14) is reported to provide greater understanding of the underlying business performance of Rio Tinto's operations.
(d)Capital expenditure for reportable segments includes the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations. Following a change in definition applied for the first time in the second half of 2022, capital expenditure numbers have been adjusted to exclude capitalised expenditure relating to equity accounted units.
(e)Consolidated sales revenue includes subsidiary sales of US$21 million (2022: US$27 million) to equity accounted units which are not included in segmental revenue. Segmental revenue includes the Group’s proportionate share of product sales by equity accounted units (after adjusting for sales to subsidiaries) of US$1,536 million (2022: US$1,566 million) which are not included in consolidated sales revenue.
Reconciliation of profit after tax to underlying EBITDA
Underlying EBITDA represents profit before taxation, net finance items, depreciation and amortisation adjusted to exclude the EBITDA impact of items which do not reflect the underlying performance of our reportable segments.
Items excluded from profit after tax are those gains and losses that, individually or in aggregate with similar items, are of a nature and size to require exclusion in order to provide additional insight into the underlying business performance. The following items are excluded from profit after tax in arriving at underlying EBITDA in each period irrespective of materiality:
–Depreciation and amortisation in subsidiaries and equity accounted units;
–Taxation and finance items in equity accounted units;
–Taxation and finance items relating to subsidiaries;
–Unrealised gains/(losses) on embedded derivatives not qualifying for hedge accounting;
–Net gains/(losses) on disposal of interests in subsidiaries;
–Impairment charges net of reversals;
–The underlying EBITDA of discontinued operations;
–Adjustments to closure provisions where the adjustment is associated with an impairment charge and for legacy sites where the disturbance or environmental contamination relates to the pre-acquisition period.
In addition, there is a final judgmental category which includes, where applicable, other credits and charges that, individually or in aggregate if of a similar type, are of a nature or size to require exclusion in order to provide additional insight into underlying business performance. In the six months ended to 30 June 2023 there is no item in this category. For the period ended 30 June 2022 the category included the gain recognised by Kitimat relating to LNG Canada's project.

Six months ended 30 June	2023 US$m	2022 US$m Restated(a)
Profit after tax for the period	4,947	9,448
Taxation	1,983	2,867
Profit before taxation	6,930	12,315
Depreciation and amortisation in subsidiaries excluding capitalised depreciation(b)	2,405	2,405
Depreciation and amortisation in equity accounted units	238	242
Finance items in subsidiaries	748	359
Taxation and finance items in equity accounted units	373	363
Gains on embedded commodity derivatives not qualifying for hedge accounting (including foreign exchange)	(112)	(14)
Impairment charges(c)	1,175	—
Change in closure estimates (non-operating and fully impaired sites)(d)	(29)	43
Gain recognised by Kitimat relating to LNG Canada's project(e)	—	(116)
Underlying EBITDA	11,728	15,597
(a)Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.
(b)Depreciation and amortisation in subsidiaries for the period ended 30 June 2023 is net of capitalised depreciation of US$80 million (30 June 2022: US$54 million).
(c)Refer to note 5.
3. Segmental information (continued)

(d)For the period ended 30 June 2023, the credit to the income statement relates to the impact of a change in discount rate applied to provisions for close-down, restoration and environmental liabilities at legacy sites where the environmental damage preceded ownership by Rio Tinto, from 1.5% to 2%. In the six months ended 30 June 2022, the charge relates to re-estimates of underlying closure cash flows of these sites.
(e)During the first half of 2022, LNG Canada elected to terminate their option to purchase additional land and facilities for expansion of their operations at Kitimat, Canada. The resulting gain was excluded from underlying EBITDA consistent with prior periods as it was part of a series of transactions that together were material.